FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:   June 30, 2007

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                              Name: Philip C. Timon

         Address:  1515 Market Street, Suite 2000, Philadelphia, PA 19102
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                         Form 13F File Number: 028-11895
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Philip C. Timon
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Title:   Investment Manager
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Phone:   215-563-8600
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Signature, Place, and Date of Signing:

/s/ Philip C. Timon                   Philadelphia, PA            08/13/2007
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   15
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Form 13F Information Table Value Total:   $ 453,118 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                  June 30, 2007


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    Column 1                    Column 2      Column 3      Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                      Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class        CUSIP         (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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
ACUSPHERE INC                     COM          00511R870     $  7,221   3,358,375  SH         SOLE                3,358,375
BEACON ROOFING SUPPLY INC         COM          73685109      $ 19,636   1,155,710  SH         SOLE                1,155,710
BUILD A BEAR WORKSHOP             COM          120076104     $ 53,218   2,035,900  SH         SOLE                2,035,900
ESCO TECHNOLOGIES INC             COM          296315104     $  5,787     159,600  SH         SOLE                  159,600
FORWARD AIR CORP                  COM          349853101     $ 51,342   1,506,059  SH         SOLE                1,506,059
GENTEX CORP                       COM          371901109     $ 75,234   3,820,909  SH         SOLE                3,820,909
GILDAN ACTIVEWEAR INC             COM          375916103     $  6,282     183,200  SH         SOLE                  183,200
HEARTLAND PMT SYS INC             COM          42235N108     $ 27,638     942,300  SH         SOLE                  942,300
INTERNATIONAL RECTIFIER CORP      COM          460254105     $ 88,916   2,386,377  SH         SOLE                2,386,377
KIRKLANDS INC                     COM          497498105     $ 10,395   2,728,294  SH         SOLE                2,728,294
LIFE TIME FITNESS INC             COM          53217R207     $  7,197     135,200  SH         SOLE                  135,200
SANDERS MORRIS HARRIS GROUP       COM          80000Q104     $ 21,036   1,807,192  SH         SOLE                1,807,192
TNS INC                           COM          872960109     $ 50,718   3,519,650  SH         SOLE                3,519,650
UTI  WORLDWIDE INC                ORD          G87210103     $  4,019     150,000  SH         SOLE                  150,000
VISTACARE INC                     CL A         92839Y109     $ 24,479   2,492,803  SH         SOLE                2,492,803